Debt and Warrants - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 08, 2022	May 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 09, 2022	Nov. 19, 2021
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage	11.00%
Loss on extinguishment of debt			$ 25,081,000	$ 51,079,000
Minimum percentage of mined currency to be maintained in deposits			50.00%
Bitcoins owned and deposited			$ 3,440	3,067.000
Interest expenses			$ 34,001,000	14,367,000
Extended maturity term			Jun. 30, 2025
Bridge Loans [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 1,205,000
Warrant [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ (25,081,000)
Additional warrants issued			539,165
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 19,868,000
Debt instrument stated interest rate percentage			15.00%
Debt instrument effective interest rate percentage			22.50%
If Effective Time Does Not Occur On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Warrants issuable to purchase shares outstanding post merger			2.51%
If Effective Time Occurs On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Warrants issuable to purchase shares outstanding post merger			3.79%
Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Interest expenses			$ 14,061,000	5,230,000
Debt related fees and issuance costs			9,758,000	906,000
Amortization			$ 4,303,000	$ 4,324,000
Fourth Amended And Restated Loan Agreement [Member] | Block Chain Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by each warrant or right			1,377,778
Percentage of units exchanged as a percentage of outstanding common stock post merger			10.00%
Block Chain [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 535,375,000
Block Chain [Member] | Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 57,433,000
Long term debt maturity date					Sep. 23, 2025
Long term debt bearing fixed interest rate percentage					(10.00%)
Loss on extinguishment of debt			$ (51,079,000)
Block Chain [Member] | First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value						44,375,000
Block Chain [Member] | Additional First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value						2,000,000
Block Chain [Member] | Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value						89,000,000
Block Chain [Member] | Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value						200,000,000
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 200,000,000
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition One [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period						30.00%
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition Two [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period						15.00%
Block Chain [Member] | Tranche One Additional Tranche Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt maturity date						Sep. 23, 2025
Block Chain [Member] | Additional First Tranche Loan And Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage		7.00%
Proceeds from medium term notes payable		$ 6,000,000
Block Chain [Member] | First Tranche Loan Second Tranche Loan And Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period						15.00%
Proceeds from medium term notes payable	$ 1,531,000
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger if no loan is borrowed						2.25%
Percentage of warrants transferrable without any restrictions						75.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Maximum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger						3.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Minimum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger						1.85%